Notes Receivable, Current (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015
Notes Receivable (Textual)
Repayment from third parties	$ 130,172
Advanced to third parties		$ 563,896,000
Notes receivable current		$ 547,259	$ 125,687